Financial Assets and Liabilities - Summary of Impact of Hedged Items on Consolidated Statements of Financial Position (Detail) - Interest rate risk [member] - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (1,197)	₱ (1,360)
Cost of hedging reserve	75	75
Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(147)	(207)
Cost of hedging reserve	2	2
US$300M Notes 2031 [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(1,197)	(1,360)
Cost of hedging reserve	75	75
US$140M PNB [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(147)	(207)
Cost of hedging reserve	₱ 2	₱ 2